Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Corporate learning solutions	¥ 325,579	$ 44,604	¥ 411,822	¥ 424,275
Others	5,611	769	12,194	6,361
Total revenues	331,190	45,373	424,016	430,636
Cost of revenues	(126,522)	(17,333)	(194,474)	(197,899)
Sales and marketing expenses	(144,217)	(19,758)	(244,379)	(344,729)
Research and development expenses	(116,105)	(15,906)	(176,537)	(312,093)
General and administrative expenses	(138,392)	(18,960)	(142,852)	(206,254)
Other operating income	6,974	955	5,629	9,507
Loss from operations	(187,072)	(25,629)	(328,597)	(620,832)
Interest and investment income	6,494	890	4,613	5,682
Interest expense	(10,699)	(1,466)	(4,650)	(497)
Impairment of available-for-sale debt securities	(14,464)	(1,981)	(13,144)
Gain on deconsolidation of CEIBS Publishing Group	78,760	10,790
Foreign exchange gain/(loss), net	550	75	(350)	2,151
Change in fair value of derivative liabilities	34,378	4,710	102,419	(32,190)
Loss before income tax expense	(92,053)	(12,611)	(239,709)	(645,686)
Income tax benefit | ¥	0		9,871	5,391
Net loss	(92,053)	(12,611)	(229,838)	(640,295)
Net loss attributable to non-controlling interests shareholders	300	41	9,383	25,520
Net loss attributable to YXT.COM Group Holding Limited	(91,753)	(12,570)	(220,455)	(614,775)
Net Income (Loss)	(91,753)	(12,570)	(220,455)	(614,775)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares	672,170	92,087
Deemed dividend to convertible redeemable preferred share shareholders due to modifications	(5,940)	(814)
Net accretion on convertible redeemable preferred shares to redemption value	(290,543)	(39,804)	(9,452)	(396,716)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	283,934	38,899	(229,907)	(1,011,491)
Net Income (Loss)	(92,053)	(12,611)	(229,838)	(640,295)
Other comprehensive loss
Foreign currency translation adjustment, net of tax	3,742	513	2,385	47,034
Unrealized (loss)/gain on investments in available-for-sale debt securities, net of tax	(2,421)	(332)	6,988	(1,650)
Total comprehensive loss	(90,732)	(12,430)	(220,465)	(594,911)
Total comprehensive loss attributable to non-controlling interests shareholders	300	41	9,383	25,520
Total comprehensive loss attributable to YXT.COM Group Holding Limited	(90,432)	(12,389)	(211,082)	(569,391)
Net (loss)/income attributable to ordinary shareholders of YXT.COM Group Holding Limited	¥ 283,934	$ 38,899	¥ (229,907)	¥ (1,011,491)
- Weighted average number of ordinary shares - basic	97,788,561	97,788,561	48,781,392	47,315,140
- Weighted average number of ordinary shares - diluted	168,152,425	168,152,425	48,781,392	47,315,140
Net (loss)/income per share attributable to ordinary shareholders of YXT.COM Group Holding Limited
- Basic | (per share)	¥ 2.9	$ 0.4	¥ (4.71)	¥ (21.38)
- Diluted | (per share)	¥ (0.55)	$ (0.07)	¥ (4.71)	¥ (21.38)